Performance Management	Apr. 30, 2026
Johnson Equity Income Fund | Johnson Equity Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	AVERAGE ANNUAL TOTAL RETURNS
Performance Narrative [Text Block]
The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year for the last 10 years. The table shows how the fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance Past Does Not Indicate Future [Text]	Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund.
Bar Chart [Heading]	Average Total Returns for the Equity Income Fund Class I as of December 31 of each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter: 2Q2020, 17.01% Worst Quarter: 1Q2020, -21.02%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	17.01%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(21.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Narrative
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
	Class Inception Date	One Year	Five Year	Ten Year	Since Inception
Class I
Before taxes	12/31/2005	11.77%	10.01%	12.71%
After Taxes on Distributions		10.71%	8.42%	11.04%
After Taxes on Distributions and Sale of Fund Shares		7.73%	7.58%	9.98%
Class S
Before Taxes	9/15/2023	11.59%			12.59%
S&P 500 Index		17.88%	14.42%	14.82%	22.30%*

*
For the Class S shares; inception date of 9/15/2023

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Performance Table Closing [Text Block]
The fund’s broad-based securities market index is the S&P 500 Index, which measures the performance of 500 of the largest companies listed on the US stock exchange. This Index represents the market sector in which the fund invests and is utilized by the Adviser for measuring performance.
The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower return), and is not available for direct investment.

Performance Availability Website Address [Text]	www.johnsonmutualfunds.com
Performance Availability Phone [Text]	1-800-541-0170
Johnson Opportunity Fund | Johnson Opportunity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	AVERAGE ANNUAL TOTAL RETURNS
Performance Narrative [Text Block]
The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year for the last 10 years. The table shows how the fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance Past Does Not Indicate Future [Text]	Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund.
Bar Chart [Heading]	Average Total Returns for the Opportunity Fund Class I as of December 31 of each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter: 4Q2020, 21.39% Worst Quarter: 1Q2020, -26.93%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	21.39%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(26.93%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Narrative
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
	Class Inception Date	One Year	Five Year	Ten Year	Since Inception
Class I
Before taxes	5/16/1994	4.15%	8.94%	9.68%
After Taxes on Distributions		3.01%	7.27%	8.16%
After Taxes on Distributions and Sale of Fund Shares		3.30%	6.78%	7.52%
Class S
Before Taxes	9/15/2023	3.88%			10.54%
Russell 3000 Index		17.15%	13.15%	14.29%	15.42%
Russell 2500 Total Return Index		11.91%	7.26%	10.40%	15.01%*

*
For the Class S shares; inception date of 9/15/2023

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Performance Table Closing [Text Block]
The fund’s broad-based securities market index is the Russell 3000 Index, which measures the performance of roughly 3,000 largest U.S. companies based on total market capitalization.
The Russell 2500 Total Return Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, representing small to mid-cap (“smid” cap) U.S. equities, with dividends reinvested. This Index represents the market sector in which the fund invests and is utilized by the Adviser for measuring performance.
The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower return), and is not available for direct investment.

Performance Availability Website Address [Text]	www.johnsonmutualfunds.com
Performance Availability Phone [Text]	1-800-541-0170
Johnson Enhanced Return Fund | Johnson Enhanced Return Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	AVERAGE ANNUAL TOTAL RETURNS
Performance Narrative [Text Block]
The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year for the last 10 years. The table shows how the fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance Past Does Not Indicate Future [Text]	Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund.
Bar Chart [Heading]	Average Total Returns for the Enhanced Return Fund as of December 31 of each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter: 2Q2020, 22.50% Worst Quarter: 1Q2020, -20.32%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	22.50%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.32%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Narrative
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
	Inception Date	One Year	Five Year	Ten Year
Before taxes	12/31/2005	18.42%	11.85%	13.66%
After Taxes on Distributions		11.97%	7.36%	9.63%
After Taxes on Distributions and Sale of Fund Shares		12.38%	7.72%	9.47%
S&P 500 Index		17.88%	14.42%	14.82%

Performance Table Closing [Text Block]
The fund’s broad-based securities market index is the S&P 500 Index, with measures the performance of 500 of the largest companies listed on the US stock exchange. This Index represents the market sector in which the fund invests and is utilized by the Adviser for measuring performance.
The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower return), and is not available for direct investment.

Performance Availability Website Address [Text]	www.johnsonmutualfunds.com
Performance Availability Phone [Text]	1-800-541-0170
Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	AVERAGE ANNUAL TOTAL RETURNS
Performance Narrative [Text Block]
The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year for the last 10 years. The table shows how the fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance Past Does Not Indicate Future [Text]	Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund.
Bar Chart [Heading]	Average Total Returns for the Core Bond Fund Class I as of December 31 of each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter: 4Q2023, 7.26% Worst Quarter: 1Q2022, -6.11%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.11%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Narrative
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
	Class Inception Date	One Year	Five Year	Ten Year	Since Inception
Class I
Before taxes	8/31/2000	7.86%	(0.54)%	2.27%
After Taxes on Distributions		6.17%	(1.72)%	1.09%
After Taxes on Distributions and Sale of Fund Shares		4.62%	(0.92)%	1.24%
Class F
Before Taxes	5/1/2018	7.79%	(0.68)%		2.12%
Class S
Before Taxes	9/15/2023	7.66%			6.05%
Bloomberg US Aggregate Bond Index					2.14%*
		7.30%	(0.36)%	2.01%	6.02%**

*
For the Class F shares; inception date of 5/1/2018.

**
For the Class S shares; inception date of 9/15/2023.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Performance Table Closing [Text Block]
The fund’s broad-based securities market index is the Bloomberg US Aggregate Bond Index, which is a broad-based benchmark that measures the investment grade, US dollar denominated, fixed-income taxable bond market. This Index represents the market sector in which the fund invests and is utilized by the Adviser for measuring performance.
The index is unmanaged, does not reflect fees or expenses (which would lower return), and is not available for direct investment.

Performance Availability Website Address [Text]	www.johnsonmutualfunds.com
Performance Availability Phone [Text]	1-800-541-0170
Johnson Institutional Intermediate Bond Fund | Johnson Institutional Intermediate Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	AVERAGE ANNUAL TOTAL RETURNS
Performance Narrative [Text Block]
The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year for the last 10 years. The table shows how the fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance Past Does Not Indicate Future [Text]	Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund.
Bar Chart [Heading]	Average Total Returns for the Intermediate Bond Fund Class I as of December 31 of each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter: 4Q2023, 5.04% Worst Quarter: 1Q2022, -4.91%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	5.04%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(4.91%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Narrative
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
	Class Inception Date	One Year	Five Year	Ten Year	Since Inception
Class I
Before taxes	8/31/2000	7.39%	0.80%	2.52%
After Taxes on Distributions		5.63%	(0.39)%	1.36%
After Taxes on Distributions and Sale of Fund Shares		4.35%	0.09%	1.43%
Class F
Before Taxes	5/1/2018	7.19%	0.63%		2.48%
Bloomberg US Aggregate Bond Index		7.30%	(0.36)%	2.01%	2.14%*
Bloomberg Intermediate US Govt/Credit Index		6.97%	0.96%	2.29%	2.65%*
*
For the Class F shares; inception date of 5/1/2018.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Performance Table Closing [Text Block]
The fund’s broad-based securities market index is the Bloomberg US Aggregate Bond Index, which is a broad-based benchmark that measures the investment grade, US dollar denominated, fixed-income taxable bond market.
The Bloomberg US Government/Credit Bond Index measuring non-securitized, investment-grade U.S. dollar-denominated fixed-rate bonds, including Treasuries, government-related, and corporate securities. It is a component of the Bloomberg US Aggregate Bond Index, excluding mortgage-backed and asset-backed securities. This Index represents the market sector in which the fund invests and is utilized by the Adviser for measuring performance.
The index is unmanaged, does not reflect fees or expenses (which would lower return), and is not available for direct investment.

Performance Availability Website Address [Text]	www.johnsonmutualfunds.com
Performance Availability Phone [Text]	1-800-541-0170
Johnson Institutional Short Duration Bond Fund | Johnson Institutional Short Duration Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	AVERAGE ANNUAL TOTAL RETURNS
Performance Narrative [Text Block]
The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year for the last 10 years. The table shows how the fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance Past Does Not Indicate Future [Text]	Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund.
Bar Chart [Heading]	Average Total Returns for the Short Duration Bond Fund Class I as of December 31 of each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter: 3Q2024, 3.13% Worst Quarter: 1Q2022, -2.94%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	3.13%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(2.94%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Narrative
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
	Class Inception Date	One Year	Five Year	Ten Year	Since Inception
Class I
Before taxes	8/31/2000	5.91%	1.88%	2.23%
After Taxes on Distributions		4.22%	0.93%	1.35%
After Taxes on Distributions and Sale of Fund Shares		3.47%	1.02%	1.32%
Class F
Before Taxes	5/1/2018	5.72%	1.72%		2.36%
Bloomberg US Aggregate Bond Index		7.30%	(0.36)%	2.01%	2.14%*
ICE BofA US Govt & Corp 1-3 Yr. Index		5.34%	2.00%	2.11%	2.52%*

*
For the Class F shares; inception date of 5/1/2018.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Performance Table Closing [Text Block]
The fund’s broad-based securities market index is the Bloomberg US Aggregate Bond Index, which is a broad-based benchmark that measures the investment grade, US dollar denominated, fixed-income taxable bond market.
The ICE BofA US Government & Corporate Bond 1-3 Year Index tracks the performance of short-term, investment-grade debt, including US Treasuries, agencies, and corporate bonds with maturities between 1 and 3 years. It is used as a benchmark for low-duration, high-quality fixed income, with components rated BBB or higher. This Index represents the market sector in which the fund invests and is utilized by the Adviser for measuring performance.
The index is unmanaged, does not reflect fees or expenses (which would lower return), and is not available for direct investment.

Performance Availability Website Address [Text]	www.johnsonmutualfunds.com
Performance Availability Phone [Text]	1-800-541-0170
Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	AVERAGE ANNUAL TOTAL RETURNS
Performance Narrative [Text Block]
The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year since the fund’s inception (November 17, 2021). The table shows how the fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance Past Does Not Indicate Future [Text]	Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund.
Bar Chart [Heading]	Average Total Returns for the Core Plus Bond Fund as of December 31 of each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter: 4Q2023, 7.20% Worst Quarter: 1Q2022, -6.35%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.20%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.35%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Narrative
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
	Class Inception Date	One Year	Since Inception
Before taxes	11/17/2021	8.07%	0.06%
After Taxes on Distributions		6.19%	(1.36)%
After Taxes on Distributions and Sale of Fund Shares		4.74%	(0.58)%
Bloomberg US Aggregate Bond Index		7.30%	0.02%

Performance Table Closing [Text Block]
The fund’s broad-based securities market index is the Bloomberg US Aggregate Bond Index, which is a broad-based benchmark that measures the investment grade, US dollar denominated, fixed-income taxable bond market. This Index represents the market sector in which the fund invests and is utilized by the Adviser for measuring performance.
The index is unmanaged, does not reflect fees or expenses (which would lower return), and is not available for direct investment.

Performance Availability Website Address [Text]	www.johnsonmutualfunds.com
Performance Availability Phone [Text]	1-800-541-0170
Johnson Municipal Income Fund | Johnson Municipal Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	AVERAGE ANNUAL TOTAL RETURNS
Performance Narrative [Text Block]
The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year for the last 10 years. The table shows how the fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance Past Does Not Indicate Future [Text]	Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund.
Bar Chart [Heading]	Average Total Returns for the Municipal Income Fund as of December 31 of each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter: 4Q2023, 7.99% Worst Quarter: 1Q2022, -6.06%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.99%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.06%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Narrative
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
	Inception Date	One Year	Five Year	Ten Year
Before taxes	5/16/1994	3.71%	0.36%	1.66%
After Taxes on Distributions		3.69%	0.34%	1.63%
After Taxes on Distributions and Sale of Fund Shares		3.62%	0.87%	1.79%
Bloomberg Municipal Bond Index		4.25%	0.80%	2.34%
Bloomberg Municipal AA Total Return Index		4.21%	0.66%	2.16%

Performance Table Closing [Text Block]
The fund’s broad-based securities market index is the Bloomberg Municipal Bond Index, which measures the performance of long-term tax-exempt bond market in the United States.
The Bloomberg Municipal AA Index is a specialized subset of the broader Bloomberg U.S. Municipal Index, focusing on high-quality, tax-exempt municipal bonds rated AA or better. It tracks long-term, USD-denominated fixed-rate bonds issued by state and local governments, acting as a benchmark for high-grade municipal investments. This Index reflects the market sector in which the fund invests and is utilized by the Adviser for measuring performance.
The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower return), and is not available for direct investment.

Performance Availability Website Address [Text]	www.johnsonmutualfunds.com
Performance Availability Phone [Text]	1-800-541-0170